Taxation - Unrecognized Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Accelerated capital deductions	$ (20,909,158)	$ 337,722
Pre-trading capital expenses	50,969,421	50,969,421
Pre-trading tax losses	63,914,758	41,607,580
Unrecognized deferred tax assets	$ 93,975,021	$ 92,914,723